Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	58.88%	70.28%	60.89%
Expected volatility, maximum	63.96%	88.64%	62.31%
Expected dividends	0.00%	0.00%	0.00%
Expected term, minimum	5.51	5.91	9.42
Expected term, maximum	6.95	8.56	9.50
Risk-free interest rate, minimum	3.02%	2.44%	2.22%
Risk-free interest rate, maximum	3.66%	3.88%	2.85%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	3.79	5.50	5.84
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares	7.84	9.54	9.80